Document and Entity Information	12 Months Ended
Feb. 28, 2013
Risk/Return:
Document Type	Other
Document Period End Date	Oct 31, 2012
Registrant Name	GOLDMAN SACHS TRUST
Central Index Key	0000822977
Amendment Flag	false
Document Creation Date	Jun 14, 2013
Document Effective Date	Jun 14, 2013
Prospectus Date	Feb 28, 2013

GOLDMAN SACHS TRUST

Class A, Class C, Institutional, Class IR and Class R Shares of the

Goldman Sachs Retirement Portfolio Completion Fund

(the "Fund")

Supplement dated June 14, 2013 to the

Summary Prospectus and Prospectus dated February 28, 2013

(the "Summary Prospectus" and "Prospectus," respectively)

Goldman Sachs Asset Management, L.P. (the "Investment Adviser") is making certain enhancements to the quantitative methodology it uses in managing one of the Fund's principal investments, the affiliated Goldman Sachs Absolute Return Tracker Fund, as described below.

Effective as of June 28, 2013, the Fund's Summary Prospectus and Prospectus are revised as follows:

The footnote under the table under "Goldman Sachs Retirement Portfolio Completion Fund—Summary—Principal Strategy" in the Prospectus and Summary Prospectus is hereby deleted in its entirety:

The following replaces in its entirety the "Exposure to Hedge Fund Industry Beta" subsection under "Goldman Sachs Retirement Portfolio Completion Fund—Summary—Principal Strategy" in the Prospectus and Summary Prospectus:

Return and Risk Patterns of a Diversified Universe of Hedge Funds. The Investment Adviser intends to gain exposure to the return and risk patterns of a diversified universe of hedge funds by investing in the Absolute Return Tracker Fund, an affiliated mutual fund also managed by the Investment Adviser.

The Absolute Return Tracker Fund seeks to deliver long-term total return consistent with investment results that approximate the return and risk patterns of a diversified universe of hedge funds. The Investment Adviser believes that hedge funds derive a large portion of their returns from exposure to sources of market risk ("Market Exposures"). In seeking to meet its investment objective, the Absolute Return Tracker Fund uses a quantitative methodology in combination with a qualitative overlay to seek to identify the Market Exposures that approximate the return and risk patterns of specific hedge fund sub-strategies. The Absolute Return Tracker Fund's quantitative methodology seeks to allocate the Absolute Return Tracker Fund's exposure to each hedge fund sub-strategy such that the Absolute Return Tracker Fund's investment results approximate the return and risk patterns of a diversified universe of hedge funds. The Absolute Return Tracker Fund may seek to establish long and/or short positions in a multitude of Market Exposures, including but not limited to: U.S. and non-U.S. (including emerging market) equity indices; U.S. and non-U.S. (including emerging market) fixed income indices; credit indices; interest rates; commodity indices; foreign currency exchange rates; baskets of top positions held by hedge funds; volatility; and market momentum/trends. The exposure of the Absolute Return Tracker Fund to any particular Market Exposure varies from time to time. Neither the Fund nor the Absolute Return Tracker Fund invests in hedge funds.

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	GOLDMAN SACHS TRUST
Prospectus Date	rr_ProspectusDate	Feb 28, 2013
Supplement [Text Block]	gst1_SupplementTextBlock

GOLDMAN SACHS TRUST

Class A, Class C, Institutional, Class IR and Class R Shares of the

Goldman Sachs Retirement Portfolio Completion Fund

(the "Fund")

Supplement dated June 14, 2013 to the

Summary Prospectus and Prospectus dated February 28, 2013

(the "Summary Prospectus" and "Prospectus," respectively)

Goldman Sachs Asset Management, L.P. (the "Investment Adviser") is making certain enhancements to the quantitative methodology it uses in managing one of the Fund's principal investments, the affiliated Goldman Sachs Absolute Return Tracker Fund, as described below.

Effective as of June 28, 2013, the Fund's Summary Prospectus and Prospectus are revised as follows:

The footnote under the table under "Goldman Sachs Retirement Portfolio Completion Fund—Summary—Principal Strategy" in the Prospectus and Summary Prospectus is hereby deleted in its entirety:

The following replaces in its entirety the "Exposure to Hedge Fund Industry Beta" subsection under "Goldman Sachs Retirement Portfolio Completion Fund—Summary—Principal Strategy" in the Prospectus and Summary Prospectus:

Return and Risk Patterns of a Diversified Universe of Hedge Funds. The Investment Adviser intends to gain exposure to the return and risk patterns of a diversified universe of hedge funds by investing in the Absolute Return Tracker Fund, an affiliated mutual fund also managed by the Investment Adviser.

The Absolute Return Tracker Fund seeks to deliver long-term total return consistent with investment results that approximate the return and risk patterns of a diversified universe of hedge funds. The Investment Adviser believes that hedge funds derive a large portion of their returns from exposure to sources of market risk ("Market Exposures"). In seeking to meet its investment objective, the Absolute Return Tracker Fund uses a quantitative methodology in combination with a qualitative overlay to seek to identify the Market Exposures that approximate the return and risk patterns of specific hedge fund sub-strategies. The Absolute Return Tracker Fund's quantitative methodology seeks to allocate the Absolute Return Tracker Fund's exposure to each hedge fund sub-strategy such that the Absolute Return Tracker Fund's investment results approximate the return and risk patterns of a diversified universe of hedge funds. The Absolute Return Tracker Fund may seek to establish long and/or short positions in a multitude of Market Exposures, including but not limited to: U.S. and non-U.S. (including emerging market) equity indices; U.S. and non-U.S. (including emerging market) fixed income indices; credit indices; interest rates; commodity indices; foreign currency exchange rates; baskets of top positions held by hedge funds; volatility; and market momentum/trends. The exposure of the Absolute Return Tracker Fund to any particular Market Exposure varies from time to time. Neither the Fund nor the Absolute Return Tracker Fund invests in hedge funds.

Goldman Sachs Retirement Portfolio Completion Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	gst1_SupplementTextBlock

GOLDMAN SACHS TRUST

Class A, Class C, Institutional, Class IR and Class R Shares of the

Goldman Sachs Retirement Portfolio Completion Fund

(the "Fund")

Supplement dated June 14, 2013 to the

Summary Prospectus and Prospectus dated February 28, 2013

(the "Summary Prospectus" and "Prospectus," respectively)

Goldman Sachs Asset Management, L.P. (the "Investment Adviser") is making certain enhancements to the quantitative methodology it uses in managing one of the Fund's principal investments, the affiliated Goldman Sachs Absolute Return Tracker Fund, as described below.

Effective as of June 28, 2013, the Fund's Summary Prospectus and Prospectus are revised as follows:

The footnote under the table under "Goldman Sachs Retirement Portfolio Completion Fund—Summary—Principal Strategy" in the Prospectus and Summary Prospectus is hereby deleted in its entirety:

The following replaces in its entirety the "Exposure to Hedge Fund Industry Beta" subsection under "Goldman Sachs Retirement Portfolio Completion Fund—Summary—Principal Strategy" in the Prospectus and Summary Prospectus:

Return and Risk Patterns of a Diversified Universe of Hedge Funds. The Investment Adviser intends to gain exposure to the return and risk patterns of a diversified universe of hedge funds by investing in the Absolute Return Tracker Fund, an affiliated mutual fund also managed by the Investment Adviser.

The Absolute Return Tracker Fund seeks to deliver long-term total return consistent with investment results that approximate the return and risk patterns of a diversified universe of hedge funds. The Investment Adviser believes that hedge funds derive a large portion of their returns from exposure to sources of market risk ("Market Exposures"). In seeking to meet its investment objective, the Absolute Return Tracker Fund uses a quantitative methodology in combination with a qualitative overlay to seek to identify the Market Exposures that approximate the return and risk patterns of specific hedge fund sub-strategies. The Absolute Return Tracker Fund's quantitative methodology seeks to allocate the Absolute Return Tracker Fund's exposure to each hedge fund sub-strategy such that the Absolute Return Tracker Fund's investment results approximate the return and risk patterns of a diversified universe of hedge funds. The Absolute Return Tracker Fund may seek to establish long and/or short positions in a multitude of Market Exposures, including but not limited to: U.S. and non-U.S. (including emerging market) equity indices; U.S. and non-U.S. (including emerging market) fixed income indices; credit indices; interest rates; commodity indices; foreign currency exchange rates; baskets of top positions held by hedge funds; volatility; and market momentum/trends. The exposure of the Absolute Return Tracker Fund to any particular Market Exposure varies from time to time. Neither the Fund nor the Absolute Return Tracker Fund invests in hedge funds.

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	GOLDMAN SACHS TRUST
Prospectus Date	rr_ProspectusDate	Feb 28, 2013
Document Creation Date	dei_DocumentCreationDate	Jun 14, 2013